Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Nov. 10, 2020
Underwriting Agreement
Underwriting discounts and commissions paid	$ 15,000,000
Other costs and expenses related to IPO	$ 800,880
Deferred underwriting discount percentage	3.50%
Deferred underwriting discount amount	$ 26,250,000
Deferred underwriting commissions	28,588,350
Over-allotment option
Underwriting Agreement
Underwriting discounts and commissions paid	$ 1,336,200
Deferred underwriting commissions		$ 2,338,350